Annual Fund Operating Expenses - Class D Shares - Janus Henderson Global Life Sciences Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.64%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.81%